Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Company Financial Information
Schedule of statement of financial position

	At December 31,
	2023	2022
	€’m	€’m
Non-current assets
Investments in subsidiary undertakings	3,401	3,401
	3,401	3,401

Total assets	3,401	3,401

Equity attributable to owners of the parent
Equity share capital	256	256
Share premium	5,097	5,097
Legal reserve	1	1
Other reserves	(1,832)	(1,832)
Retained earnings	(414)	(221)
Total equity	3,108	3,301
Non-current liabilities
Amounts payable to related parties (iv)	21	71
Other liabilities (v)	2	7
	23	78

Current liabilities
Amounts payable to subsidiary undertakings	270	22
	270	22
Total liabilities	293	100
Total equity and liabilities	3,401	3,401

Schedule of statement of comprehensive income

	Year ended December 31,
	2023	2022	2021
	€’m	€’m	€’m
Dividend income	—	—	46
Other external charges	(2)	(3)	(1)
Finance (expense)/income	(5)	1	1
(Loss)/profit before exceptional items	(7)	(2)	46
Exceptional operating income/(costs) (vi)	1	(2)	(183)
Exceptional finance income/(expense) (vi)	55	210	(11)
Profit/(loss) before tax	49	206	(148)
Income tax	—	—	—
Profit/(loss) and total comprehensive income/(expense) for the year	49	206	(148)

Schedule of statement of cash flows

	Year ended December 31,
	2023	2022	2021
	€’m	€’m	€’m
Cash flows from operating activities
Cash used in operations	(2)	(4)	(12)
Net cash used in operating activities	(2)	(4)	(12)
Cash flows from investing activities
Contribution to subsidiary undertaking	—	—	(585)
Net cash used in investing activities	—	—	(585)
Cash flows from financing activities
Proceeds from borrowings with subsidiary undertakings	246	35	—
Dividends paid (ix)	(244)	(244)	(11)
Proceeds from share issuance (vii)	—	247	561
Treasury shares purchased (x)	—	(34)	—
Dividends received (ix)	—	—	46
Net cash inflow from financing activities	2	4	596
Net decrease in cash and cash equivalents	—	—	(1)
Cash and cash equivalents at the beginning of the year	—	—	—
Exchange gains on cash and cash equivalents	—	—	1
Cash and cash equivalents at end of year	—	—	—

Schedule of parent only financial information

	Year ended December 31,
	2023	2022	2021
	€'m	€'m	€'m
IFRS (loss)/profit reconciliation:
Parent only-IFRS profit/(loss) for the year	49	206	(148)
Additional (loss)/gain if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(95)	18	(29)
Consolidated IFRS (loss)/profit for the year	(46)	224	(177)

	At December 31,
	2023	2022
	€’m	€’m
IFRS equity reconciliation:
Parent only-IFRS equity	3,108	3,301
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,012)	(2,874)
Consolidated-IFRS equity	96	427

	Year ended December 31,
	2023	2022	2021
	$'m	$'m	$'m
IFRS (loss)/profit reconciliation:
Parent only-IFRS profit/(loss) for the year	53	218	(176)
Additional (loss)/gain if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(103)	19	(34)
Consolidated IFRS (loss)/profit for the year	(50)	237	(210)

	At December 31,
	2023	2022
	$'m	$'m
IFRS equity reconciliation:
Parent only-IFRS equity	3,434	3,521
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,328)	(3,066)
Consolidated-IFRS equity	106	455